EXCHANGEABLE NOTES AND OTHER BORROWINGS (Schedule of Carrying Value of Exchangeable Senior Notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowings [abstract]
Balance at 1 January	$ 82,664	$ 82,021
Accretion interest (Note 8)	648	643	$ 639
Balance at 31 December	$ 83,312	$ 82,664	$ 82,021